Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Value Index(reflects no deduction for fees, taxes, or expenses)
Average Annual Return, Percent		13.19%	12.96%	11.73%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Large-Cap Value Funds Index(reflects no deduction for taxes)
Average Annual Return, Percent		19.05%	13.08%	11.92%
Edgar Lomax Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.11%	11.37%	10.41%
Edgar Lomax Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.41%	9.86%	8.68%
Edgar Lomax Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.90%	8.84%	8.13%